Nature of Operations and Going Concern	12 Months Ended
Apr. 30, 2026
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of Operations and Going Concern
1.
NATURE OF OPERATIONS AND GOING CONCERN

MindWalk Holdings Corp. (the "Company" or “MindWalk”) was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “HYFT.” The Company changed its corporate name from ImmunoPrecise Antibodies Ltd. to MindWalk Holdings Corp. on September 3, 2025. The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is Industrious 823 Congress Ave Suite 300 Austin, Texas 78701, United States.

Going concern basis

The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has incurred operating losses since its inception, with a loss from continuing operations in the current year of $15.1 million (2025: $33.1 million, 2024: $29.3 million). At April 30, 2026, the Company has cash on hand of $11.4 million (2025: $10.8 million) and has accumulated a deficit of $142.7 million (2025: $128.8 million).

In assessing whether the going concern assumption is appropriate, management considers all available information about the future, including expected operating performance, cash flow forecasts, available financing arrangements, and capital resources, for a period of at least twelve months from the date of approval of the financial statements.

The Company’s ability to continue as a going concern, realize its assets and discharge its liabilities in the normal course of operations, meet its corporate administrative expenses, continue development activities and support the operations of its subsidiaries is dependent upon its ability to generate positive cash flows from operations and/or obtain additional financing, if required. There can be no assurance that such financing will be available on terms acceptable to the Company.

These conditions indicate the existence of a material uncertainty that may cast substantial doubt on the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets and liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.